Commitment and Contingencies - Future Minimum Rental Payments for Operating Leases (Detail) $ in Thousands	Jan. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 6,068
2022	4,523
2023	3,815
2024	3,245
2025	1,276
Thereafter	3,798
Total	$ 22,725